24. Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders Equity
Shareholders' equity

a.        Share capital

The capital is stated at the amount effectively raised from shareholders, net of the costs directly linked to the issuance process.

When a company within the Group purchases the Company’s shares, intending to hold them as treasury shares, the amount paid, including any directly attributable additional costs, is deducted from the Company’s shareholders’ equity until the shares are cancelled or reissued. When these shares are reissued subsequently, any amount received, net of additional costs directly attributable to the transaction, is included in shareholders’ equity. As at December 31, 2018, the Company held 784,317 Treasury shares (1,601,841 for 2017) with a view to fulfilling the stock option Plan (Note 25).

The Company is authorized to increase its capital upon a resolution by the Board of Directors, without amending the bylaws, up to the limit of 4,450,000,000 common shares.

The subscribed and paid up capital is represented as follows:

	2018	2017
Net value paid up	9,866,298	9,866,298

Value paid up	9,913,415	9,913,415
(-) Funding costs	(47,117)	(47,117)

Number of common shares	2,421,032,479	2,421,032,479

b.       Capital reserves

The use of capital reserves is in accordance with the provisions of Article 200 of Law No. 6404/76, which refers to corporate entities. These reserves consist of:

	2018	2017

	412,091	416,161

Special goodwill reserve	380,560	380,560
Stock options	31,531	35,601

b.1 Special goodwill reserve

The special goodwill reserve arose from the following transactions:

(i)                   Takeover of the former subsidiaries TIM Sul and TIM NE - acquisition of minority shares

In 2005, the Company acquired all the shares held by the minority shareholders of TIM Sul S.A. and TIM Nordeste Telecomunicações S.A. This acquisition took place by issuing new shares of TIM Participações S.A., converting those companies into full subsidiaries. At that time, this transaction was recorded at the book value of the shares, no goodwill being recorded arising from the difference between the market value and the shares negotiated.

When first adopting IFRS, the Company availed itself of the exemption that allows a subsidiary, when it adopts international accounting practices subsequent to its parent company having adopted IFRS, to consider the balances previously reported to the parent company for consolidation purposes. In the balance sheet of the transition to IFRS, the Company recorded the acquisition price based on the market value of the shares of TIM Participações S.A. at that time, recording goodwill amounting to R$157,556.

(ii)        Acquisition of the shares of Holdco - purchase of TIM S.A (Intelig)

As at December 30, 2009, the Special General Meeting of TIM Participações approved the takeover of Holdco, a company that held 100% of the equity of TIM S.A, by TIM Participações. As a result of this transaction, the Company issued 127,288,023 shares.

Based on the former Brazilian accounting principles (“BR GAAP”), the acquisition was recorded at the net book value of the assets acquired on the base date November 30, 2009.

When IFRS was first adopted, the acquisition was recorded on the base date of December 31, 2009, taking into account the market value of the common and preferred shares of TIM Participações as at December 30, 2009, amounting to R$739,729. The difference between this amount and the book value recorded under the former BR GAAP (R$516,725) created goodwill on capital reserves of R$223,004.

b.2 Stock options

The balances recorded in these items represent the expenses of the Company and its subsidiary for the share options granted to their employees (Note 25).

For the fiscal years 2018 and 2017, the Company sold 1,194,576 and 1,548,732 common shares, respectively, to the beneficiaries of the stare option plan (Note 25). These shares were held in treasury by the Company from the date of exercise of the options, at the average book value of R$ 10.34 and R$ 8.69, respectively. Additionally, through the Share Repurchase Program rolled out in October 2017, the Company purchased in 2018, 377,052 (2,354,685 for 2017) shares at the price of R$11.64, equivalent to R$4,389 (R$27,734 for 2017). As a result, the net effect on the repurchase program for treasury shares was R$7,964 (R$13,118 for 2017).

c. Profit reserves

c.1 Legal reserve

This refers to 5% of the income for every year ended December 31, until the legal reserve equals 20% of the capital stock, excluding, as from 2018, the balance set aside for the tax incentive reserve. Also, the Company is authorized to cease setting up a legal reserve when, together with the capital reserves, it exceeds 30% of the capital stock.

This reserve can be used only for capital increases or the offsetting of accumulated losses.

c.2 Statutory reserve for expansion

This reserve is set up based on paragraph 2, Article 46 of the Company’s bylaws and is intended for the expansion of the corporate business.

The balance of income that is not compulsorily allocated to other reserves and that is not allocated for the payment of dividends, is allocated to this reserve, which may not exceed 80% of the capital. Once this limit is reached, it is incumbent upon the shareholders’ meeting to decide on the balance, either distributing this to shareholders or increasing the capital.

c.3 Tax benefit reserve

The subsidiary enjoys tax benefits that provide for restrictions on the distribution of profits by this subsidiary. According to the legislation establishing these tax benefits, the amount of taxes waived as a result of exemptions and reductions in the tax charge may not be distributed to shareholders and must be registered as a tax incentive reserve for the legal entity. This reserve should only be used for offsetting the losses or capital increases. The accumulated amount of benefits enjoyed by the subsidiary is equivalent to R$1,417,858 on December 31, 2018 and R$1,271,404 on December 31, 2017.

This tax benefit basically corresponds to a reduction in the IRPJ on income from exploration, recorded by the units entitled to this benefit. The subsidiary operates in the area of the former Superintendence for Development of the Amazon (“SUDENE/SUDAM”), and the tax benefit reports are granted by the state, for a period of ten years, subject to extension.

The Company and its subsidiary analyzed the accounting best practices and the corporate laws, resulting in the reclassification of the Tax Incentives line from “Capital Reserve” to “Profit Reserve” under shareholders’ equity, in the amount of R$1,271,404 and R$1,158,910 for 2017 and 2016, respectively.

d.       Dividends

Dividends are calculated in accordance with the bylaws and Brazilian Corporate Legislation.

As stated in the most recent bylaws approved on April 14, 2016, the Company must distribute a mandatory dividend for each business year ended December 31, provided that funds are available for distribution, equivalent to 25% of the revised profit.

As provided for in the Company’s bylaws, dividends not claimed within three years will be reversed to the Company.

As at December 31, 2018 and 2017, dividends and interest on equity were calculated as shown below:

	2018	2017

Net income for the year	2,545,101	1,234,507
(-) Tax incentives not to be distributed	(146,455)	(112,493)
(-) Legal reserve constitution	(119,932)	(61,725)
Revised profit	2,278,714	1,060,289

Minimum dividends calculated considering 25% of the revised profit	569,679	265,072

Breakdown of dividends payable and interest on equity:
Interest on shareholders’ equity	849,994	189,991
Dividends	-	103,325
Total dividends and interest on shareholders’ equity distributed and proposed	849,994	293,316
IRRF on interest on shareholders’ equity	(125,757)	(28,244)
Total dividends and interest on shareholders’ equity, net	724,237	265,072

Dividends per share (Reais per share), net of IRRF	0.30	0.11

The balance of dividends and interest on shareholders’ equity payable on December 31, 2018 includes amounts not settled in previous years, in the amount of R$47,111 (R$40,266 as at December 31, 2017), in addition to the still unpaid return on equity allocated and calculated for 2018 in the amount of R$322,994.

Interest on shareholders’ equity paid and/or payable is recorded against financial expenses which, for the purposes of presentation of the consolidated financial statements, are reclassified and disclosed in the allocation of net income for the year/period, in changes in shareholders’ equity. Interest on shareholders’ equity received and/or receivable is recorded against financial revenue, with an impact on the equity accounting income. For disclosure purposes, the impacts on income are eliminated, and a reduction is recorded in the investment balance.

Dividends not claimed – As provided for in the Brazilian Corporate Law, dividends and interest on shareholders’ equity that are declared but not claimed by shareholders for a period of three years are reversed to the shareholders’ equity according to the statute of limitations.

Regarding the statement of cash flow, interest on shareholders’ equity and dividends paid to shareholders were classified as “Financing Activities”.